DISTRIBUTIONS TO STAPLED UNITHOLDERS	12 Months Ended
Dec. 31, 2018
DISTRIBUTIONS TO STAPLED UNITHOLDERS
DISTRIBUTIONS TO STAPLED UNITHOLDERS

10.    DISTRIBUTIONS TO STAPLED UNITHOLDERS

Distributions payable at December 31, 2018 of $24.3 million were paid on January 15, 2019 and represent the December 2018 monthly distributions of $10.6 million (23.3 cents per stapled unit) and a special distribution of $13.7 million (30.0 cents per stapled unit).  Distributions payable at December 31, 2017 of $10.6 million were paid on January 16, 2018 and represented the December 2017 monthly distributions.

Total distributions declared to stapled unitholders are as follows:

	2018		2017
	Total	Distributions	Total	Distributions
Years ended December 31,	distributions	per unit	distributions	per unit

Monthly distributions paid and payable in cash	$125,131	$2.73	$123,058	$2.61
Special distribution payable in cash	13,710	$0.30	—	—
Special distribution payable in stapled units	41,128	$0.90	—	—
	$179,969		$123,058

As a result of the increase in taxable income generated primarily as a result of the sale transactions in 2018, Granite's Board of Trustees declared a special distribution in December 2018 of $1.20 per stapled unit which comprised 30.0 cents per unit payable in cash and 90.0 cents per unit payable by the issuance of stapled units.  Immediately following the issuance of the stapled units, the stapled units were consolidated such that each unitholder held the same number of stapled units after the consolidation as each unitholder held prior to the special distribution.  As at December 31, 2018, the special distribution declared in units of $41.1 million was recorded to contributed surplus in accordance with IAS 32, Financial Instruments: Presentation as the Trust was settling the distribution with a fixed number of its own equity instruments.

Subsequent to December 31, 2018, the distributions declared in January 2019 in the amount of $10.6 million or 23.3 cents per stapled unit were paid on February 15, 2019 and the distributions declared in February 2019 of $10.6 million or 23.3 cents per stapled unit will be paid on March 15, 2019.